Earnings per share (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Basic earnings per common share
Net income attributable to Reservoir Holdings Inc.	$ (247,531)	$ (85)	$ (1,225)		$ (103,385)
Anti-dilutive effect of common shares	5,887,500				5,887,500
Reservoir Holdings Inc And Subsidiaries
Basic earnings per common share
Net income attributable to Reservoir Holdings Inc.				$ 10,288,961		$ 10,057,794
Less: income allocated to participating securities				(3,736,121)		(3,435,754)
Net income attributable to common shareholders				$ 6,552,840		$ 6,622,040
Basic weighted average common shares outstanding				144,698		128,875
Basic earnings per common share				$ 45.29		$ 51.38
Net income attributable to common shareholders				$ 6,552,840		$ 6,622,040
Add: income allocated to participating securities				$ 3,736,121		$ 3,435,754
Impact of assumed preferred share conversion	82,500	66,865		82,500		66,865
Diluted weighted average common shares outstanding				227,198		195,740
Diluted earnings per common share				$ 45.29		$ 51.38
Anti-dilutive effect of common shares				7,624		7,624